Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable

Note 8. Notes Payable

a) Promissory notes.

The promissory notes due to Zhanming Wu ($500,000) and the Company's CEO, Mark White ($500,000), both considered related parties, including accrued interest of 7% per annum from issuance, are due for repayment on August 31, 2019.

b) Short term loan

The loan payable in the amount of $500,000 is due to Century River, a company controlled by the Company's CEO, Mark White. This loan is due on demand and bears interest of 3% per annum.

c) Other notes payable.

Notes payable by Browning Productions & Entertainment, Inc. totaling $121,000 are due to unrelated parties and are repayable on demand and interest bearing at average rates of 5.4% per year.

Note 8. Notes Payable

a) Promissory notes.

The promissory notes due to Zhanming Wu ($500,000) and the Company's CEO, Mark White ($500,000), both considered related parties, including accrued interest of 7% per annum from issuance, are due for repayment on August 31, 2019. The promissory notes were issued as a result of the re-organization of the Company in August 2017 involving the removal of Redeemable Preference Shares and the Debenture totaling in exchange for new shares of common stock and the promissory notes.

b) Other notes payable.

Notes payable by Browning Productions & Entertainment, Inc. totaling $101,000 are due to unrelated parties and are repayable on demand and interest bearing at average rates of 5.4% per year.